Tax (Details) - Schedule of deferred tax comprises - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred tax comprises [Abstract]
Property, plant and equipment	$ 21	$ 16
Intangible assets	(5,869)	(5,324)
Net operating losses	6,163	4,301
Total deferred tax	315	(1,007)
Valuation allowance	(920)	(844)
Net deferred tax liabilities	$ (603)	$ (1,851)